RELATED PARTIES (Tables)	6 Months Ended
Jun. 30, 2025
Related Party [Abstract]
Schedule of Related Party Transactions
The following table summarizes transactions with related parties:

(US$ Millions)	Jun. 30, 2025	Dec. 31, 2024
Balances outstanding with related parties:
Net (payables)/receivables within equity accounted investments	$(13)	$(11)
Loans and notes receivable(1)	401	649
Debt obligations, payables and other liabilities(2)	(2,755)	(2,846)
Corporate borrowings	(1,076)	(1,076)
Property-specific obligations	(566)	(541)
Preferred shares held by Brookfield Corporation	(2,884)	(2,809)
Brookfield Corporation interest in Canholdco	(1,257)	(1,277)
(1)    Includes loans and notes receivable with other affiliates as of June 30, 2025 of $184 million (2024 - $146 million).
(2)    Includes other payables and liabilities with other affiliates as of June 30, 2025 of $452 million (2024 - $464 million).

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2025	2024	2025	2024
Transactions with related parties:
Commercial property revenue(1)	$12	$16	$25	$31
Management fee income	18	60	45	107
Interest expense on debt obligations	55	50	116	90
General and administrative expense(2)	84	83	164	166
Construction costs(3)	6	13	18	36
Distributions on Brookfield Corporation’s interest in Canholdco	11	4	13	9
Incentive fees(4)	19	—	19	5
(1)Amounts received from the Corporation and its subsidiaries for the rental of office premises.
(2)Includes amounts paid to the Corporation and its subsidiaries for management fees, management fees associated with the partnership’s investments in private funds, compensation expense and administrative services.
(3)Includes amounts paid to the Corporation and its subsidiaries for construction costs of development properties.
(4)Represents incentive fees the partnership is obligated to pay to the general partner of the partnership’s various fund investments.